Cost of Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Cost of Revenue	Cost of Revenue

(in millions)	2025	2024	2023
Depreciation of property, plant and equipment, right-of-use assets and amortization of intangible assets(1)	$1,168	$1,424	$1,321
Inventory changes, materials costs and other	1,650	1,469	1,742
Staff costs, maintenance costs and utilities(2)	2,283	2,206	2,228
Total	$5,101	$5,099	$5,291
(1)Amounts are net of amortization of government grants relating to assets. See Note 9. Property, Plant and Equipment for the detailed movements of property, plant and equipment.
(2)Staff costs, maintenance costs and utilities costs include share-based compensation of $61 million, $58 million and $48 million for the years ended December 31, 2025, 2024 and 2023, respectively.